Property, Plant and Equipment - Summary of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 288,914
Depreciation expenses	(26,930)		$ (27,461)	$ (28,143)
Additions	23,164		27,979	26,069
Impairment losses	93	$ 4	0	0
Ending balance	283,694	$ 9,484	288,914
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	7,324
As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,935
Ending balance			5,935
Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	940,891		946,460	936,128
Additions			27,979	26,069
Ending balance			940,891	946,460
Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Effect of retrospective application of IFRS 16	7,201
Additions	4
Transferred from (to) assets used by the Company	1,616
Ending balance	8,821		0
Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,201
Ending balance			7,201
Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(651,977)		(657,752)	(644,958)
Depreciation expenses			(27,461)	(28,143)
Ending balance			(651,977)	(657,752)
Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Depreciation expenses	(74)
Effect of retrospective application of IFRS 16	(1,266)
Transferred from (to) assets used by the Company	(157)
Ending balance	(1,497)		0
Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,266)
Ending balance			(1,266)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,972
Ending balance			103,972
Land [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	4,979
Land [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,617
Ending balance			3,617
Land [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,972		104,079	103,872
Additions			0	0
Ending balance			103,972	104,079
Land [Member] | Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Effect of retrospective application of IFRS 16	3,617
Additions	0
Transferred from (to) assets used by the Company	1,362
Ending balance	4,979		0
Land [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,617
Ending balance			3,617
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses			0	0
Ending balance			0	0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Depreciation expenses	0
Effect of retrospective application of IFRS 16	0
Transferred from (to) assets used by the Company	0
Ending balance	0		0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance			0
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	263
Ending balance			263
Land improvements [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	0
Land improvements [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance			0
Land improvements [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,601		1,595	1,581
Additions			0	0
Ending balance			1,601	1,595
Land improvements [Member] | Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Effect of retrospective application of IFRS 16	1
Additions	0
Transferred from (to) assets used by the Company	(1)
Ending balance	0		0
Land improvements [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1
Ending balance			1
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,338)		(1,293)	(1,248)
Depreciation expenses			(45)	(50)
Ending balance			(1,338)	(1,293)
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Depreciation expenses	0
Effect of retrospective application of IFRS 16	(1)
Transferred from (to) assets used by the Company	1
Ending balance	0		0
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1)
Ending balance			(1)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	44,784
Ending balance			44,784
Buildings [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	2,345
Buildings [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,318
Ending balance			2,318
Buildings [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	72,911		72,694	67,738
Additions			21	30
Ending balance			72,911	72,694
Buildings [Member] | Carrying Amount [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Effect of retrospective application of IFRS 16	3,583
Additions	4
Transferred from (to) assets used by the Company	255
Ending balance	3,842		0
Buildings [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,583
Ending balance			3,583
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(28,127)		(26,799)	(25,591)
Depreciation expenses			(1,356)	(1,402)
Ending balance			(28,127)	$ (26,799)
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Depreciation expenses	(74)
Effect of retrospective application of IFRS 16	(1,265)
Transferred from (to) assets used by the Company	(158)
Ending balance	(1,497)		0
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ (1,265)
Ending balance			$ (1,265)